Operating Expenses, Voyage Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Expense [Abstract]
Bunkers	$ 72,925	$ 106,104	$ 156,171
Other Voyage Related Expenses	19,480	34,460	31,329
Total Voyage Expenses	$ 92,405	$ 140,564	$ 187,500